Details of Significant Accounts	6 Months Ended
Jun. 30, 2025
Details of Significant Accounts [Abstract]
Details of Significant Accounts	Details of Significant Accounts
6(1)    Cash and cash equivalents

	December 31, 2024	June 30, 2025
Checking accounts	$3,651	$2,951
Demand deposits	17,246	15,237
Time deposits	106,000	106,900
Others	224	249
	$127,121	$125,337
A.The Group transacts with a variety of financial institutions all with high credit quality to disperse credit risk, so it expects that the probability of counterparty default is remote. As of June 30, 2025, the majority of our cash and cash equivalents, 94%, are denominated in U.S. Dollars.
B.The Group has no cash and cash equivalents pledged to others.
6(2)    Financial assets at fair value through profit or loss

	December 31, 2024	June 30, 2025
Current items:
Financial assets mandatorily measured at fair value through profit and loss
Money market funds	$2,746	$6,153
A.Amounts recognized in profit or loss in relation to financial assets at fair value through profit or loss are as follows:

	Six months ended June 30,
	2024	2025
Financial assets mandatorily measured at fair value through profit and loss
Money market funds	$—	$9
B.The Group has no financial assets at fair value through profit or loss pledged to others.
C.Information relating to credit risk of financial assets at fair value through profit or loss is provided in Note 12(2).
6(3)    Current financial assets at amortized cost

	December 31, 2024	June 30, 2025
Time deposits with maturities over three months	$36,000	$36,300
A.The Group has no financial assets at amortized cost pledged to others.
B.The counterparties of the Group's time deposits are financial institutions with high credit quality, so the Group expects that the probability of counterparty default is remote. As of June 30, 2025, 100% of current financial assets at amortized cost are denominated in U.S. Dollars.
C.Information relating to credit risk of financial assets at amortized cost is provided in Note 12(2).
6(4)    Accounts receivable

	December 31, 2024	June 30, 2025
Accounts receivable	$8,168	$8,646
Less: Allowance for expected credit losses	(266)	(86)
	$7,902	$8,560
Note: For movements in the allowance for expected credit losses, please refer to Note 12(2) Credit risk for details.
A.The aging analysis of accounts receivable is as follows:

	December 31, 2024	June 30, 2025
Not past due	$7,535	$8,212
Up to 30 days	261	100
31 to 90 days	213	243
91 to 180 days	65	46
Over 181 days	94	45
Less: Allowance for expected credit losses	(266)	(86)
	$7,902	$8,560
The above aging analysis was based on days overdue.
B.As at December 31, 2024 and June 30, 2025, accounts receivable were all from contracts with customers. And as at January 1, 2024, the balance of receivables from contracts with customers amounted to $6,992.
C.As at December 31, 2024 and June 30, 2025, without taking into account other credit enhancements, the maximum exposure to credit risk in respect of the amount that best represents the Group’s accounts receivable was $7,902 and $8,560, respectively.
D.Information relating to credit risk of accounts receivable is provided in Note 12(2).
E.The Group has no accounts receivable pledged to others.
6(5)    Other current assets

	December 31, 2024	June 30, 2025
Prepaid expenses	$2,433	$2,086
Others	89	132
	$2,522	$2,218
6(6)    Property, plant and equipment

	Leasehold improvements	Machinery	Office equipment	Total
At December 31, 2024
Cost	$744	$1,052	$53	$1,849
Accumulated depreciation	(623)	(630)	(42)	(1,295)
	$121	$422	$11	$554
Opening net book amount	$121	$422	$11	$554
Additions	—	165	—	165
Acquired from business combinations	—	28	—	28
Cost of disposals	—	(10)	—	(10)
Accumulated depreciation on disposals	—	9	—	9
Depreciation expense	(43)	(102)	(2)	(147)
Net exchange differences	—	1	—	1
Closing net book amount	$78	$513	$9	$600
At June 30, 2025
Cost	$744	$1,353	$53	$2,150
Accumulated depreciation	(666)	(840)	(44)	(1,550)
	$78	$513	$9	$600
Note. Business combinations please refer to Note 6(27) for details.
The Group has no property, plant and equipment pledged to others.
6(7)    Leasing arrangements  —  lessee
A.The Group leases various assets including buildings and business vehicles. Rental contracts are typically made for periods of 2 to 3 years. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. Leased assets cannot be used as collateral for borrowing purposes and are prohibited from being subleased, sold or lent to others or corporations under any circumstances.
B.Short-term leases with a lease term of 12 months or less include offices located in United States, Japan, China, France and Lithuania.
C.The movements of right-of-use assets of the Group are as follows:

	Buildings	Business vehicles	Total
At December 31, 2024
Cost	$1,024	$287	$1,311
Accumulated depreciation	(659)	(167)	(826)
	$365	$120	$485
Opening net book amount	$365	$120	$485
Additions	400	123	523
Cost of derecognition	—	(151)	(151)
Derecognized accumulated depreciation	—	143	143
Depreciation expense	(218)	(62)	(280)
Closing net book amount	$547	$173	$720
At June 30, 2025
Cost	$1,424	$259	$1,683
Accumulated depreciation	(877)	(86)	(963)
	$547	$173	$720
D.Lease liabilities relating to lease contracts:

	December 31, 2024	June 30, 2025
Total lease liabilities	$510	$722
Less: current portion (shown as ‘current lease liabilities’)	(402)	(460)
	$108	$262
E.The information on profit and loss accounts relating to lease contracts is as follows:

	Six months ended June 30,
	2024	2025
Items affecting profit or loss
Interest expense on lease liabilities	$10	$6
Expense on short-term lease contracts	177	161
	$187	$167
F.For the six months ended June 30, 2024 and 2025, the Group’s total cash outflow for leases were $426 and $470, respectively, including the interest expense on lease liabilities amounting to $10 and $6, expense on short-term lease contracts amounting to $177 and $161, and repayments of principal portion of lease liabilities amounting to $239 and $303, respectively.
6(8)    Intangible assets

	Goodwill	Unpatented technology	Software	Other intangible assets	Total
At December 31, 2024
Cost	$—	$—	$114	$15	$129
Accumulated amortization	—	—	(85)	(12)	(97)
	$—	$—	$29	$3	$32
Opening net book amount	$—	$—	$29	$3	$32
Acquired from business combinations	4,739	1,760	—	—	6,499
Cost of disposals	—	—	(43)	—	(43)
Accumulated amortization on disposals	—	—	43	—	43
Amortization charge	—	(59)	(14)	(2)	(75)
Closing net book amount	$4,739	$1,701	$15	$1	$6,456
At June 30, 2025
Cost	$4,739	$1,760	$71	$15	$6,585
Accumulated amortization	—	(59)	(56)	(14)	(129)
	$4,739	$1,701	$15	$1	$6,456
Note. Business combinations please refer to Note 6(27) for details.
Details of amortization on intangible assets are as follows:

	Six months ended June 30,
	2024	2025
Research and development expenses	$26	$75
6(9)    Financial liabilities at fair value through profit or loss

	December 31, 2024	June 30, 2025
Financial liabilities designated as at fair value through profit or loss
Current items:
Earnout liabilities	$—	$158
Non-current items:
Warrant liabilities	$1,793	$757
Note. Earnout liabilities please refer to Note 6(27) for details of business combinations.
A.    Amounts recognized in profit or loss and other comprehensive income in relation to financial liabilities at fair value through profit or loss are as follows:

	Six months ended June 30,
	2024	2025
Net gains recognized in profit or loss
Warrant liabilities	$46	$1,036
B.    Warrant liabilities
(a)As part of 2022 Business Combination, warrants were converted to Perfect Warrants. Each warrants entitles the holder to purchase one Class A Ordinary Share at a price of $11.50 (in dollars) per share.
(b)As of June 30, 2025, there were 20,850 thousand warrants outstanding, consisting of 20,850 thousand Public Warrants, each warrant is exercisable for one Perfect Class A Ordinary Share, in accordance with its terms.
(c)For the six months ended June 30, 2025, no additional warrants were issued or exercised.
(d)Redemption of warrants when the price per Perfect Class A Ordinary Shares equal or exceed $18.00 (in dollars).
Once the warrants become exercisable, the Company may redeem the outstanding warrants:
(i) in whole and not in part (ii) at a price of $0.01 (in dollars) per warrant (iii) upon not less than 30 days’ prior written notice of redemption to each warrant holder (the “30-day redemption period”) and (iv) if, and only if, the last reported sale price of the Perfect Class A Ordinary Shares for any 20 trading days within a 30-trading day period ending three business days before the Company sends the notice of redemption to the warrant holders (which the Company refers to as the “Reference Value”) equals or exceeds $18.00 (in dollars) per share.
(e)Redemption of warrants when the price per Class A Ordinary Share equals or exceeds $10.00 (in dollars).
Once the warrants become exercisable, the Company may redeem the outstanding warrants:
(i) in whole and not in part (ii) at $0.10 (in dollars) per warrant upon a minimum of 30 days’ prior written notice of redemption (iii) provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares based on the redemption date and the “fair market value” of Perfect Class A Ordinary Shares (iv) if, and only if, the Reference Value equals or exceeds $10.00 (in dollars) per share and (v) if the Reference Value is less than $18.00 (in dollars) per share.
6(10)    Other payables

	December 31, 2024	June 30, 2025
Employee bonus	$4,593	$5,679
Payroll	2,441	2,094
Promotional fees	1,496	1,950
Platform fees	969	1,132
Professional service fees	1,198	928
Remuneration to directors	115	460
Sales VAT payables	204	229
Post and telecommunications expenses	271	274
Others	369	527
	$11,656	$13,273
6(11)    Provisions

Warranty
At December 31, 2024	$1,899
Additional provisions	267
Used during the period	(786)
Net exchange differences	35
At June 30, 2025	$1,415
Analysis of total provisions:

	December 31, 2024	June 30, 2025
Current	$1,899	$1,415
The Group enters into the contract with customers with warranties on services provided. The warranties (loss indemnification) provide customers with assurance that the related services will function as agreed by both parties. Provision for warranty is estimated based on historical warranty data, other known events and management’s judgement. The Group recognizes such expenses within ‘Cost of sales and services’ when related services are provided. Any changes in industry circumstances might affect the provisions. Provisions shall be paid when the payment is actually claimed.
6(12)    Pensions
A.Defined benefit plan
(a)The Group’s subsidiary, Perfect Mobile Corp. (Taiwan), was incorporated in Taiwan, which has a defined benefit pension plan in accordance with the Labor Standards Act, covering all regular foreign employees’ service years. Under the defined benefit pension plan, two units are accrued for each year of service for the first 15 years and one unit for each additional year thereafter, subject to a maximum of 45 units. Pension benefits are based on the number of units accrued and the average monthly salaries and wages of the last 6 months prior to retirement. Perfect Mobile Corp. (Taiwan) contributes to the retirement fund deposited with Bank of Taiwan, the trustee, under the name of the independent retirement fund committee. Also, Perfect Mobile Corp. (Taiwan) would assess the balance in the aforementioned labor pension reserve account by December 31, every year. If the account balance is insufficient to pay the pension calculated by the aforementioned method to the employees expected to qualify for retirement in the following year, Perfect Mobile Corp. (Taiwan) will make contributions for the deficit by next March.
(b)For the aforementioned pension plan, the Group recognized pension costs of $2 and $1 for the six months ended June 30, 2024 and 2025, respectively.
(c)Expected contributions to the defined benefit pension plans of Perfect Mobile Corp. (Taiwan) for the year ending December 31, 2025 amount to $5.
B.Defined contribution plans
(a)Perfect Mobile Corp. (Taiwan) has established a defined contribution pension plan (the “New Plan”) under the Labor Pension Act (the “Act”), covering all regular employees with R.O.C. nationality. Under the New Plan, Perfect Mobile Corp. (Taiwan) contributes monthly an amount based on 6% of the employees’ monthly salaries and wages to the employees’ individual pension accounts at the Bureau of Labor Insurance. The benefits accrued are paid monthly or in lump sum when employees retire.
(b)The pension costs under defined contribution pension plan of Perfect Mobile Corp. (Taiwan) for the six months ended June 30, 2024 and 2025 were $282 and $313, respectively.
(c)The pension costs under local government law of other foreign subsidiaries for the six months ended June 30, 2024 and 2025 were $132 and $131, respectively.
6(13)    Share-based payment
A.Share Incentive Plan
(a)For the six months ended June 30, 2024 and 2025, the Group’s Share Incentive Plan’s terms and condition are as follows:

Plan	Type of arrangement	Settled by	Maximum terms of option granted	Vesting conditions
Share Incentive Plan	Employee stock options	Equity	Five years	2 years’ service: exercise 50%
3 years’ service: exercise 75%
4 years’ service: exercise 100%
(b)Movements of outstanding options under Share Incentive Plan are as follows:

	2024		2025
	No. of options (units in thousands)	Weighted- average exercise price per share (in dollars)	No. of options (units in thousands)	Weighted- average exercise price per share (in dollars)
Options outstanding at January 1	4,073	$4.47	3,877	$4.44
Options granted	5	2.13	35	1.84
Options forfeited	(143)	4.50	(148)	4.52
Options outstanding at June 30	3,935	4.47	3,764	4.42
Options exercisable at June 30	914	3.95	2,268	4.37
(c)As of December 31, 2024 and June 30, 2025, the range of exercise prices of stock options outstanding were $2.13 ~ $7.20 and $1.84 ~ $7.20 (in dollars) per share, respectively; the weighted-average remaining contractual period was 2.06 ~ 4.98 years and 1.56 ~ 4.84 years, respectively.
(d)The fair value of stock options granted on grant date is measured using the Black-Scholes option-pricing model. Relevant information is as follows:

Plan	Grant date	Units granted (in thousands)	Stock price per share (in dollars)	Exercise price per share (in dollars)	Expected price volatility (Note ii)	Expected option life	Expected dividends	Risk-free interest rate	Fair value per unit (in dollars)
Share Incentive Plan	2022.01.21 (Note i)	2,143	$5.39	$3.95	53.75%	3.88	0.00%	1.46%	$2.7637
	2023.01.03	8	7.20	7.20	64.85%	3.87	0.00%	4.07%	3.7198
	2023.05.23	2,260	4.93	4.93	69.15%	3.88	0.00%	3.90%	2.6615
	2023.08.21	7	4.00	3.916	70.65%	3.88	0.00%	4.64%	2.2411
	2023.11.02	5	2.43	2.43	70.37%	3.88	0.00%	4.77%	1.3487
	2024.05.27	5	2.13	2.13	72.67%	3.88	0.00%	4.65%	1.2069
	2024.12.23	45	2.26	2.22	74.64%	3.87	0.00%	4.46%	1.3100
	2025.05.01	35	1.84	1.84	79.57%	3.88	0.00%	3.77%	1.0973
Note i: Stock price, exercise price and fair value of stock option granted on January 21, 2022 were adjusted in connection with the recapitalization. All amounts in the table are presented on a consistent adjusted basis.
Note ii: Expected price volatility is estimated based on the daily historical stock price fluctuation data of the Company and guideline companies of the last five years before the grant date.
B.Expenses incurred on share-based payment transactions are shown below:

	Six months ended June 30,
	2024	2025
Equity settled	$1,437	$900
C.In 2022, the Group has service agreements with its Board of Directors to grant them awards of the Company’s Ordinary Shares at a fixed monetary value. In the future, the Group may compensate directors either entirely in cash or partially in cash and partially in equity.
D.Shareholder Earnout
In connection with the merger transaction in 2022, the Company executed additional capitalization by way of the potential issuance of Earnout Shares for Perfect shareholders. In accordance with Shareholder Earnout terms and conditions contemplated by the Business Combination Agreement, 3,000 thousand, 3,000 thousand and 4,000 thousand of the Shareholder Earnout Shares are issuable if over any 20 trading days within any 30-trading-day period during the Earnout Period when the daily volume-weighted average price of the Perfect Class A Ordinary Shares is greater than or equal to $11.50 (in dollars), $13.00 (in dollars) and $14.50 (in dollars), respectively. None of these conditions had been met in the period up through June 30, 2025.
Shareholder Earnout Shares are considered a potential contingent payment agreement with Shareholders, based on a market condition without link to service. The expense related to these instruments was previously recorded in connection with the merger in 2022.
E.Sponsor Earnout
In connection with the Business Combination Agreement, the Company entered into a Sponsor Letter Agreement pursuant to which it agreed to issue Earnout shares to the Sponsors. Subject to the terms and conditions contemplated by the Sponsor Letter Agreement, upon the occurrence of specific Sponsor Earnout Event (as defined below) from October 28, 2022 to October 28, 2027 (“Earnout Period”), Perfect will issue Perfect Class A Ordinary Shares of up to 1,175,624 Class A Ordinary Shares(the “Sponsor Earnout Promote Shares”) to Sponsor, with (a) 50% of the Sponsor Earnout Promote Shares issuable if over any 20 trading days within any 30-trading-day period during the Earnout Period the daily volume-weighted average price of the Perfect Class A Ordinary Shares is greater than or equal to $11.50 (in dollars), and (b) 50% of the Sponsor Earnout Promote Shares issuable if over any twenty (20) trading days within any 30-trading-day period during the Earnout Period the daily volume-weighted average price of the Perfect Class A Ordinary Shares is greater than or equal to $13.00 (in dollars). None of these conditions had been met in the period up through June 30, 2025.
6(14)    Share capital
A.As of June 30, 2025, the Company’s authorized capital is $82,000 consisting of 700,000 thousand shares of Class A Ordinary Shares, 90,000 thousand shares of Class B Ordinary Shares, 30,000 thousand shares of classes reserved and may determine by Board of Directors. The paid-in capital was $10,185, including 85,060 thousand Class A Ordinary Shares after the retirement of 16,388 thousand treasury shares and 27 thousand shares surrendered by a shareholder, and 16,789 thousand Class B Ordinary Shares. All proceeds from shares issued have been collected.
Perfect Class A Ordinary shares
Perfect Class A Ordinary shares have a par value of $0.1 (in dollars). Amounts received above the par value are recorded as share premium. Each holder of Perfect Class A Ordinary shares will be entitled to one vote per share. Class A Ordinary Shares are listed on NYSE under the trading symbol “PERF”.
Perfect Class B Ordinary shares
Perfect Class B Ordinary shares have a par value of $0.1 (in dollars). Perfect Class B Ordinary Shares have the same rights as Perfect Class A Ordinary Shares except for voting and conversion rights. Each Perfect Class B Ordinary Shares is entitled to 10 votes and is convertible into Perfect Class A Ordinary Shares at any time by the holder thereof. Each Class B Ordinary Share is convertible into one Class A Ordinary Share at any time at the option of the holder thereof. The right to convert shall be exercisable by the holder of the Class B Ordinary Share delivering a written notice to the Company that such holder elects to convert a specified number of Class B Ordinary Shares into Class A Ordinary Shares. Each Class B Ordinary Share shall, automatically and immediately, without any further action from the holder thereof, convert into one Class A Ordinary Share when it ceases being beneficially owned by any of the Principals. Class A Ordinary Shares are not convertible into Class B Ordinary Shares under any circumstances.
B.Movements for the Company’s share capital are as follows:

Shares (in thousands)
At December 31, 2024	101,849
At June 30, 2025	101,849
C.Share Repurchase Plan
On May 4, 2023, the Board of Directors approved a share repurchase plan authorizing the Company may repurchase up to $20,000 of its Class A Ordinary shares over the next 12-month period. During this plan, the Company repurchased 259 thousand of Class A Ordinary shares with a total consideration amounting to $1,064. The Company retired 191 thousand shares repurchased from this plan in 2023 and retired the remaining of 68 thousand shares in 2024.
6(15)    Capital surplus
Except as required by the Company’s Articles of Incorporation or Cayman’s law, capital surplus shall not be used for any other purpose but covering accumulated deficit. Capital surplus should not be used to cover accumulated deficit unless the legal reserve is insufficient.
The following table illustrates the detail of capital surplus:

	December 31, 2024	June 30, 2025
Additional paid-in capital	$477,415	$477,415
Other:
Employees’ stock option cost	8,204	9,104
Retirement of treasury shares	27,371	27,371
Subtotal	35,575	36,475
	$512,990	$513,890
6(16)    Accumulated deficits
Under the Company’s Articles of Incorporation, distribution of earnings would be based on the Company’s operating and capital needs.
6(17)    Revenue

	Six months ended June 30,
	2024	2025
Revenue from contracts with customers	$28,194	$32,361
A.Disaggregation of revenue from contracts with customers
(a)The Group derives revenue from the transfer of goods and services over time and at a point in time in the following geographical regions:

Six months ended June 30, 2024	United States	Americas_ Others	Europe	Asia-Pacific	Others	Total
Revenue from external customer contracts	$11,308	$3,168	$7,884	$5,160	$674	$28,194
Timing of revenue recognition:
At a point in time	$505	$8	$737	$1,137	$6	$2,393
Over time	10,803	3,160	7,147	4,023	668	25,801
	$11,308	$3,168	$7,884	$5,160	$674	$28,194

Six months ended June 30, 2025	United States	Americas_ Others	Europe	Asia-Pacific	Others	Total
Revenue from external customer contracts	$12,361	$3,699	$9,423	$5,915	$963	$32,361
Timing of revenue recognition:
At a point in time	$972	$43	$642	$1,435	$8	$3,100
Over time	11,389	3,656	8,781	4,480	955	29,261
	$12,361	$3,699	$9,423	$5,915	$963	$32,361
Note : “Americas_Others” includes North and South America, excluding the United States.
(b)Alternatively, the disaggregation of revenue could also be distinct as follows:

	Six months ended June 30,
	2024	2025
AR/AI cloud solutions and Subscription	$25,305	$28,971
Licensing	2,288	2,565
Others (Note)	601	825
	$28,194	$32,361
Note: Others are immaterial revenue streams to the Group.
(c)The revenue generated from AR/AI cloud solutions was $8,549, and $8,695 for the six months ended June 30, 2024 and 2025, respectively.
B.Contract assets and liabilities
(a)The Group has recognized the following revenue-related contract assets mainly arose from unbilled receivables and contract liabilities mainly arose from sales contracts with receipts from customers in advance. Generally, the contract period is one year, the contract liabilities are reclassified as revenue within the following one year after the balance sheet date.

	December 31, 2024	June 30, 2025
Contract assets:
Unbilled revenue	$977	$856
Contract liabilities:
Advance sales receipts	$17,218	$21,719
(b)Revenue recognized that was included in the contract liability balance at the beginning of the period

	Six months ended June 30,
	2024	2025
Revenue recognized that was included in the contract liability balance at the beginning of the period
Advance sales receipts	$11,877	$13,440
(c)Unsatisfied contracts
Aggregate amount of the transaction price allocated to contracts that are partially or fully unsatisfied as of December 31, 2024 and June 30, 2025, amounting to $ 26,675 and $ 28,161, respectively. The Group expects that 96% of the transaction price allocated to the unsatisfied contracts as of June 30, 2025, are expected to be recognized as revenue less than one year. The remaining 4% is expected to be recognized as revenue from July 2026 to 2027.
6(18)    Interest income

	Six months ended June 30,
	2024	2025
Interest income from bank deposits	$2,951	$2,391
Interest income from financial assets at amortized cost	990	772
Others	11	1
	$3,952	$3,164
The nature of interest income from financial assets at amortized cost was time deposits with maturities over three months.
6(19)    Other income

	Six months ended June 30,
	2024	2025
Subsidy from government	$14	$15
Others	—	1
	$14	$16
6(20)    Other gains and losses

	Six months ended June 30,
	2024	2025
Foreign exchange gains (losses)	$(337)	$544
Gains on financial assets at fair value through profit or loss	—	9
Gains on financial liabilities at fair value through profit or loss	46	1,036
Others	—	3
	$(291)	$1,592
Please refer to Note 6(2) for details of gains on financial assets at fair value through profit or loss and Note 6(9) for details of gains on financial liabilities at fair value through profit or loss.
6(21)    Finance costs

	Six months ended June 30,
	2024	2025
Interest expense – lease liabilities	$10	$6
6(22)    Costs and expenses by nature

	Six months ended June 30,
	2024	2025
Cost of goods sold	$11	$—
Employee benefit expenses	14,479	15,875
Promotional fees	5,611	6,656
Platform fees	5,196	6,812
Professional service fees	2,710	1,677
Insurance expenses	723	550
Warranty cost	287	267
Depreciation of right-of-use assets	250	280
Depreciation of property, plant and equipment	94	147
Amortization of intangible assets	26	75
Expected credit losses	—	(67)
Others	1,392	1,713
	$30,779	$33,985
6(23)    Employee benefit expenses

	Six months ended June 30,
	2024	2025
Wages and salaries	$11,107	$12,978
Remuneration to directors	345	345
Employee insurance fees	711	778
Pension costs	416	445
Employee stock options	1,437	900
Other personnel expenses	463	429
	$14,479	$15,875
6(24)    Income tax

	Six months ended June 30,
	2024	2025
Current income tax:
Current tax expense recognized for the current period	$574	$608
Prior year income tax underestimation	6	256
Total current tax	580	864
Deferred income tax:
Origination and reversal of temporary differences	(894)	(222)
Total deferred income tax	(894)	(222)
Income tax expense (benefit)	$(314)	$642
Note: The change in assessment of the realization of deferred income tax assets mainly consists of the use of net operating loss (NOL) and temporary difference. These temporary difference mainly consist of unrealized expenses, including stock-based payments, warranty provisions, and unused paid leave. The Taiwan subsidiary began generating profits in 2023 and fully utilized all loss carryforwards by 2024, and it’s expected to remain profitable in the foreseeable future.
6(25)    Earnings per share

	Six months ended June 30, 2024
	Amount after tax	Weighted average number of ordinary shares outstanding (shares in thousands)	Earnings per share (in dollars)
Basic earnings per share
Profit attributable to ordinary shareholders of the parent	$1,394	101,849	$0.014
Dilutive earnings per share
Profit attributable to ordinary shareholders of the Group plus assumed conversion of all dilutive potential ordinary shares	$1,394	101,849	$0.014

	Six months ended June 30, 2025
	Amount after tax	Weighted average number of ordinary shares outstanding (shares in thousands)	Earnings per share (in dollars)
Basic earnings per share
Profit attributable to ordinary shareholders of the parent	$2,500	101,849	$0.025
Dilutive earnings per share
Profit attributable to ordinary shareholders of the Group plus assumed conversion of all dilutive potential ordinary shares	$2,500	101,849	$0.025
Note: Warrant liabilities, Employee stock options, Shareholder Earnout and Sponsor Earnout were excluded from the calculation of diluted earnings per share as they are anti-dilutive, given that the fair value of the stocks is lower than the exercise price for the six months ended June 30, 2024 and 2025. As at December 31, 2024 and June 30, 2025, the potentially dilutive instruments are as follows:

	December 31, 2024	June 30, 2025
Potentially dilutive instruments (shares in thousands)
Warrant liabilities	20,850	20,850
Employee stock options	3,877	3,764
Shareholder Earnout	10,000	10,000
Sponsor Earnout	1,176	1,176
	35,903	35,790
6(26)    Changes in liabilities from financing activities

	Non current financial liabilities at fair value through profit or loss	Lease liabilities (including current portion)	Liabilities from financing activities-gross
At December 31, 2024	$1,793	$510	$2,303
Changes in cash flow from financing activities	—	(303)	(303)
Change in fair value through profit and loss	(1,036)	—	(1,036)
Changes in other non-cash items – additions	—	523	523
Changes in other non-cash items – lease modification	—	(8)	(8)
At June 30, 2025	$757	$722	$1,479
6(27)    Business combinations
A.On January 7, 2025, the Group acquired 100% of the share capital of Wannaby for $6,473 and obtained the control over Wannaby, a digital company known for its virtual try-on technology and digitalization solutions for the fashion industry. This acquisition enables the Group to expand its offerings into new luxury market segments, including shoes, bags, and apparel.
B.The following table summarizes the consideration paid for Wannaby and the fair values of the assets acquired and liabilities assumes at the acquisition date:

January 7, 2025
Purchase consideration
Cash paid	$6,473
Contingent consideration-Earnout liabilities (Note)	158
6,631
Fair value of the identifiable assets acquired and liabilities assumed
Cash	492
Accounts receivable	221
Other receivables	50
Other current assets	51
Property, plant and equipment	28
Intangible assets	1,760
Guarantee deposits paid	5
Current contract liabilities	(115)
Other payables	(77)
Deferred income tax liabilities	(523)
Total identifiable net assets	1,892
Goodwill	$4,739

Six months ended June 30, 2025
Cash and cash equivalent balances acquired	$492
Cash paid	(6,473)
Net cash outflow	$(5,981)
Note. No later than April 30, 2026, the Group shall pay Farfetch, Inc. an earnout based on defined revenue for the year ended December 31, 2025, not exceeding $500. It shall be zero if the defined revenue yields a negative number.
C.The operating revenue contributed by Wannaby and included in the consolidated statement of comprehensive income since January 7, 2025, was $698. Wannaby also incurred a loss before income tax of $900 over the same period. Had Wannaby been consolidated as of January 1, 2025, the consolidated statement of comprehensive income would have reflected operating revenue of $32,361 and profit before income tax of $3,108.